Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 26,821	$ 25,756	$ 44,531
Interest earning deposits with banks	62,868	59,954	108,914
Cash and cash equivalents	89,689	85,710	153,445
Securities
Available for sale	1,551,591	1,586,051	1,687,157
Held to maturity	83,909	85,188	89,860
Federal Reserve Bank and Federal Home Loan Bank stock	65,828	70,189	69,934
Securities	1,701,328	1,741,428	1,846,951
Loans held for sale	9,968	0	5,611
Loans, gross	5,734,438	5,920,175	6,066,225
Less: Allowance for loan losses	60,322	61,762	72,000
Loans, net	5,674,116	5,858,413	5,994,225
Bank owned life insurance	207,546	206,142	200,318
Premises and equipment, net	123,930	123,503	129,357
Deferred tax assets, net	9,858	16,310	14,583
Goodwill	19,193	19,193	19,193
Accrued interest receivable and other assets	66,727	73,648	73,084
Total assets	7,902,355	8,124,347	8,436,767
Deposits
Noninterest bearing	775,015	768,822	895,710
Interest bearing	1,229,487	1,288,030	1,496,749
Savings and money market	1,524,554	1,588,703	1,684,080
Time	2,359,132	2,387,131	2,246,434
Total deposits	5,888,188	6,032,686	6,322,973
Advances from the Federal Home Loan Bank and other borrowings	1,070,000	1,166,000	1,173,000
Junior subordinated debentures held by trust subsidiaries	118,110	118,110	118,110
Accounts payable, accrued liabilities and other liabilities	47,308	60,133	69,234
Total liabilities	7,123,606	7,376,929	7,683,317
Commitments and contingencies (Note 16)
Stockholders’ equity
Additional paid in capital	415,864	385,367	367,505
Treasury stock, at cost; 1,420,136 Class B common shares		(17,908)	0
Retained earnings	406,733	393,662	387,829
Accumulated other comprehensive loss	(2,149)	(18,164)	(6,133)
Total stockholders' equity	778,749	747,418	753,450
Total liabilities and stockholders' equity	7,902,355	8,124,347	8,436,767
Class A common stock
Stockholders’ equity
Common stock	2,899	2,686	2,474
Class B common stock
Stockholders’ equity
Common stock	1,775	1,775	$ 1,775
Treasury stock, at cost; 1,420,136 Class B common shares	$ (46,373)	$ (17,908)